Commitments and Contingencies - Schedule of Research and Development Commitments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Within one year	SFr 21,933	SFr 23,625
Between one and five years	10,232	26,867
Total	SFr 32,165	SFr 50,492